Average Annual Total Returns - BrandywineGLOBAL - Global Opportunities Bond Fund	May 01, 2021
FTSE World Government Bond Index (unhedged) (formerly known as Citigroup WGBI (World Govt Bond Index) (USD)) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	10.11%	[1]
5 Years	4.78%	[1]
10 Years	2.32%	[1]
Class A
Average Annual Return:
1 Year	7.44%
5 Years	5.39%
10 Years	3.85%
Class C1
Average Annual Return:
1 Year	10.74%
5 Years	5.89%
10 Years	3.85%
Class FI
Average Annual Return:
1 Year	12.23%
5 Years	6.32%
10 Years	4.23%
Class R
Average Annual Return:
1 Year	11.89%
5 Years	6.03%
10 Years		[2]
Since Inception	3.61%
Inception Date	Sep. 30, 2011
Class I
Average Annual Return:
1 Year	12.52%
5 Years	6.65%
10 Years	4.59%
Class IS
Average Annual Return:
1 Year	12.66%
5 Years	6.75%
10 Years	4.68%
Class IS | After Taxes on Distributions
Average Annual Return:
1 Year	12.66%
5 Years	5.80%
10 Years	3.47%
Class IS | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.50%
5 Years	4.84%
10 Years	3.16%
Class C
Average Annual Return:
1 Year	10.46%
5 Years	5.56%
10 Years		[2]
Since Inception	2.64%
Inception Date	Aug. 01, 2012
Class A2
Average Annual Return:
1 Year	7.40%
5 Years	5.27%
10 Years		[2]
Since Inception	2.42%
Inception Date	Oct. 31, 2012

[1]
For Class A2, Class C and Class R shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the FTSE World Government Bond Index (unhedged) (formerly known as Citigroup WGBI (World Govt Bond Index) (USD)) was 1.73%, 1.87% and 1.82%, respectively.

[2]	N/A